Subsequent events	6 Months Ended
Jun. 30, 2019
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Subsequent events
31.	Subsequent events

Result of debt tender offer

On July 1, 2019, the Company, through its wholly owned subsidiary Petrobras Global Finance B.V., announced two global bonds repurchase offers: any-and-all and waterfall. The settlement of the offers occurred as below:

(i)	on July 11, 2019, in the any-and-all repurchase offer, when the Company settled the principal amount of € 222.4 million and £ 252.6 million, respectively, excluding capitalized interest;

(ii)	on July 17, 2019, in the waterfall repurchase offer, when the Company prepaid the principal amount of US$ 1,790, excluding capitalized interest; and

(iii)	on July 31, 2019, in the waterfall repurchase offer, when the Company settled the principal amount of US$ 64, excluding capitalized interest.

Debentures Public Offering

Petrobras approved the seventh issuance of simple, non-convertible unsecured debentures (“Debentures”), in up to 3 series, with allocation of volumes among the series to be defined in a bookbuilding procedure (“interconnecting tranches”), in the initial amount of US$ 798 (R$ 3,000 million) for public distribution, under a regime of best efforts, pursuant to CVM Instruction 400, considering the procedure indicated for issuers with large exposure in the market, according to articles 6 -A and 6-B of the referred instruction (“Offer”). This issue provides for, at least, US$ 266 (R$ 1,000 million), as well as the possibility of an increase of up to 20% of the initial amount US$ 159 (R$ 600 million).

The Debentures of the first and second series will mature on September 15, 2029 and September 15, 2034 respectively, and will count on the incentive provided in Law 12.431/2011, and in the applicable regulations, the respective funds being invested exclusively in the priority project, whose scope is the exercise of exploration and evaluation activities in the area of the blocks of Franco, Florim, Northeast of Tupi and Entorno de Iara, under the terms of the Assignment Agreement and the activities of development and production of oil and natural gas in the Búzios, Itapu, Sepia and Atapu fields, limited to the activities approved by ANP.

The Debentures of the third series will mature on September 15, 2026 and will not count on the incentive provided in Law No. 12,431/ 2011 and on the relevant regulation. These funds are destined to reinforce cash to be used in the ordinary course of business of the Company.

Sale of Pampo and Enchova groups and Baúna field

On July 24, 2019, Petrobras signed two contracts for the sale of upstream assets in shallow waters in Campos and Santos Basins. The transactions refer to:

(i)

the sale of 100% of its interest in the Pampo and Enchova groups, located in shallow waters in the Campos Basin, on the coast of the state of Rio de Janeiro, containing Enchova, Enchova Oeste, Marimbá, Piraúna, Bicudo, Bonito, Pampo, Trilha, Linguado and Badejo fields, to Trident Energy do Brasil LTDA, a subsidiary of Trident Energy L.P. (“Trident Energy”). This transaction amounts to US$ 851, of which US$ 53 was paid at the signing date and the remaining will be paid at the closing of this transaction, including adjustments;

(ii)

the sale of 100% of its interest in the Baúna field (awarded area BM-S-40), located in shallow waters in the Santos Basin, to Karoon Petróleo & Gás Ltda., a subsidiary of Karoon Energy Ltd (“Karoon”). This transaction amounts to US$ 665, of which US$ 50 was paid at the signing date and the remaining will be paid at the closing of this transaction, including adjustments.

The transaction closing is subject to the fulfillment of some conditions precedent, such as the approval by the Brazilian Antitrust Regulator (CADE) and the National Agency of Petroleum, Natural Gas and Biofuels (ANP).

Leniency agreements and repatriations – “Lava jato” operation

In July 2019, the Company received US$ 117 (R$ 444 million) resulting from leniency agreements and repatriations carried out by the Federal Prosecutor’s Office. Thus, the total amount of funds returned to the Company arising from these agreements and repatriations exceeds US$ 1,100 (R$ 4,000 million). Additionally, the leniency agreement in which Technip and Flexibras entered into with the Brazilian Federal Prosecutor’s Office, the General Federal Inspector’s Office, and the Brazilian Federal Attorney-General’s Office also provides for two additional payments to Petrobras, in 2020 and 2021, of US$ 67 (R$ 253 million), which will be accounted for upon their receipt.

Distribution to shareholders

On August 1, 2019, the Board of Directors approved the payment of interest on capital, in the amount of US$ 694 (R$ 2,608 million), which corresponds to US$ 0.05 (R$ 0.20) per common and preferred shares. These interest on capital will be paid on October 4, 2019, based on the shareholding position of August 12, 2019, and shall be deducted from the remuneration to be distributed to shareholders at the end of this fiscal year. The distribution will be adjusted according to the SELIC rate, from the effective payment date to the end of the fiscal year.